Stockholders’ Equity (Details) ¥ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Nov. 30, 2023 shares	Apr. 28, 2023 shares	Aug. 31, 2022 shares	Feb. 29, 2024 JPY (¥)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 JPY (¥)	Nov. 30, 2023 USD ($)	Apr. 30, 2024 JPY (¥) shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2024 USD ($)	Mar. 31, 2023 shares	Mar. 27, 2023 JPY (¥)	Mar. 27, 2023 USD ($)	Mar. 22, 2023 JPY (¥)	Mar. 22, 2023 USD ($)	Sep. 30, 2022 JPY (¥) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 JPY (¥) shares	Jun. 30, 2022 USD ($) shares
Stockholders’ Equity [Line Items]
Common stock value outstanding														¥ 1,189,380	$ 8,746
Stock forward split								On April 12, 2023, the Company’s board of directors approved a 600-for-one forward split of all its issued and outstanding shares of common stock, which was effected on April 28, 2023. After the stock split, the total number of authorized common stock increased to 52,142,400 shares.	On April 12, 2023, the Company’s board of directors approved a 600-for-one forward split of all its issued and outstanding shares of common stock, which was effected on April 28, 2023. After the stock split, the total number of authorized common stock increased to 52,142,400 shares.
Proceeds of common stock				¥ 16,071	$ 102			¥ 974,971	$ 6,189
Additional paid in capital | ¥								974,970
Issuance costs								¥ 486,227	$ 3,086
Exercise of stock options shares								278	278
Proceeds of exercise of stock options						¥ 31,082	$ 197	¥ 31,082
Reduced of common stock amount | $									$ 321
Stock proceeds percentage								50.00%	50.00%
Percentage of dividends								10.00%	10.00%
Percentage of total of aggregate amount								25.00%	25.00%
Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock value outstanding												¥ 1,189,380	$ 8,746
Authorized shares											1,000,000
Reduced of common stock amount								¥ 1,091,042	$ 6,925
Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock value outstanding												¥ 100,000	$ 735
Authorized shares											86,904
Reduced of common stock amount | ¥								50,647
Series C Convertible Preferred Stocks [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																1,923	1,923	1,923	1,923
Preferred stock issued, value																¥ 2,178,760	$ 16,022	¥ 2,178,760	$ 16,022
Issuance costs								9,657	$ 71
Common Stock [Member]
Stockholders’ Equity [Line Items]
Additional paid in capital | $										$ 6,188
Exercise of stock options shares	166,800	600	600
Stock Options [Member]
Stockholders’ Equity [Line Items]
Additional paid in capital								15,011		$ 95
Additional Paid-in Capital [Member]
Stockholders’ Equity [Line Items]
Proceeds of exercise of stock options | ¥								¥ 15,011
Additional Paid-in Capital [Member] | Series C Convertible Preferred Stocks [Member]
Stockholders’ Equity [Line Items]
Preferred stock issued, value																		¥ 1,089,380	$ 8,011
Additional Paid-in Capital [Member] | Series C Convertible Preferred Stocks One [Member]
Stockholders’ Equity [Line Items]
Preferred stock issued, value																¥ 1,089,380	$ 8,011